Consolidated statements of financial position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 591,620	$ 320,278
Accounts receivable	396,824	242,482
Current tax assets	11,408	11,552
Inventories	949,766	1,287,939
Supplies and prepaid expenses	149,872	169,084
Current portion of long-term receivables, investments and other	36,089	10,498
Total current assets	2,135,579	2,041,833
Property, plant and equipment	4,191,892	4,655,586
Goodwill and intangible assets	70,012	203,310
Long-term receivables, investments and other	520,073	512,484
Deferred tax assets	861,171	835,985
Total non-current assets	5,643,148	6,207,365
Total assets	7,778,727	8,249,198
Current liabilities
Accounts payable and accrued liabilities	258,405	312,900
Current tax liabilities	20,133	36,413
Dividends payable	39,579	39,579
Current portion of other liabilities	54,370	60,744
Current portion of provisions	38,507	19,619
Total current liabilities	410,994	469,255
Long-term debt	1,494,471	1,493,327
Other liabilities	126,103	122,988
Provisions	875,033	889,163
Deferred tax liabilities	12,467	15,937
Total non-current liabilities	2,508,074	2,521,415
Shareholders' equity
Share capital	1,862,652	1,862,646
Contributed surplus	224,812	216,213
Retained earnings	2,650,417	3,019,872
Other components of equity	121,407	159,640
Total shareholders' equity attributable to equity holders	4,859,288	5,258,371
Non-controlling interest	371	157
Total shareholders' equity	4,859,659	5,258,528
Total liabilities and shareholders' equity	$ 7,778,727	$ 8,249,198